Research and development expenses - Summary of government grants (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Government grant [Line Items]
Government grants	$ 709	$ 676	$ 2,301
Norway
Disclosure of Government grant [Line Items]
Government grants	312	538	506
United Kingdom
Disclosure of Government grant [Line Items]
Government grants	$ 397	$ 138	$ 1,795